American Century Growth Funds | ADAPTIVE ALL CAP FUND
Adaptive All Cap Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	I CLASS		ADVISOR CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Account Fee | American Century Growth Funds | ADAPTIVE ALL CAP FUND	$ 25	none	[1]	none	none	none	none
[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - ADAPTIVE ALL CAP FUND	INVESTOR CLASS	I CLASS	ADVISOR CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.15%	0.95%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees	none	none	0.25%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.16%	0.96%	1.41%	1.66%	0.96%	0.81%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Growth Funds - ADAPTIVE ALL CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	118	369	639	1,409
I CLASS	98	306	532	1,178
ADVISOR CLASS	144	447	772	1,690
R CLASS	169	524	903	1,964
R5 CLASS	98	306	532	1,178
R6 CLASS	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategies
The fund uses an approach to common stock investing developed by the fund’s investment advisor. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.
The portfolio managers use these quantitative tools to rank stocks from most attractive to least attractive in a model that uses factors that the advisor believes are predictive of a stock’s performance. These factors can be classified into two categories, one related to general market conditions and the other related to stock specific criteria. Factors related to general market conditions help determine the importance of the stock specific criteria, which may include those related to valuation, quality, growth and sentiment. The managers also use portfolio optimization to provide a balance between risk and expected return.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect the fund’s performance. It may also result in the realization and distribution of capital gains.
In addition to investing in U.S. companies, the fund may invest in securities of foreign companies, including companies located in emerging markets when these securities meet the portfolio managers’ standards of selection.

Principal Risks

•
Investment Process Risk - Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund.

•
Small- and Mid-Cap Risks - The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Growth Stocks - Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•	Value Stocks - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices are generally rising.

•
High Turnover - The fund’s portfolio turnover may be high when compared to a “buy and hold” fund strategy. This could result in relatively high commission costs, which could hurt the fund’s performance, and create tax liabilities for the fund’s shareholders.

•
Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Foreign investments may be significant at times.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

•	Price Volatility - The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 16.39% Lowest Performance Quarter (3Q 2008): -28.14%
Average Annual Total Returns For the calendar year ended December 31, 2016
Average Annual Total Returns - American Century Growth Funds - ADAPTIVE ALL CAP FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 3000 Value Index		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.65%	7.07%
INVESTOR CLASS		Investor Class Return Before Taxes	10.88%	13.43%	6.74%		May 31, 2006
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	10.62%	13.21%	6.55%		May 31, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	6.37%	10.77%	5.42%		May 31, 2006
I CLASS		I Class Return Before Taxes	11.09%	13.66%	6.95%		May 31, 2006
ADVISOR CLASS		Advisor Class Return Before Taxes	10.64%	13.17%	6.47%		May 31, 2006
R CLASS		R Class Return Before Taxes	10.36%	12.88%	6.19%		May 31, 2006
R5 CLASS	[1]	R5 Class1 Return Before Taxes	11.09%	13.66%	6.95%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes				2.37%	Dec. 01, 2016
[1]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.